The Royce Funds
745 Fifth Avenue New York, NY 10151 (212) 355-7311 (800) 221-4268

September 22, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund (Royce Discovery Fund) File No. 811-03599 CIK No. 0000709364

Ladies and Gentlemen:

        Enclosed herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are the Notice of Meeting, Preliminary Proxy Statement and form of proxy, to be sent to shareholders of Royce Discovery Fund (the "Fund") in connection with the Fund's Special Meeting scheduled to be held on December 5, 2011.

        The Proxy Statement relates to a proposed change to the Fund's fundamental investment policy. The Fund expects to mail its definitive proxy materials to shareholders on or about October 24, 2011.

        If you have any questions or comments with respect to the enclosed materials, please contact the undersigned at (212) 508-4578.

Very truly yours,
/s/ John E. Denneen
John E. Denneen Secretary

Encs.